Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
GeneDx Acquisition
On January 14, 2022, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Acquisition Merger Agreement”) with GeneDx, Inc., a New Jersey corporation (“GeneDx”) and a wholly-owned subsidiary of OPKO Health, inc, and the other parties thereto.
Subject to the terms and conditions of the Acquisition Merger Agreement, the Company agreed to pay to OPKO Health Inc., of (i) $150 million in cash at the closing of the acquisition (the “Closing”), subject to certain adjustments as provided in the Acquisition Merger Agreement, (ii) 80 million shares of the Company’s Class A common stock, to be issued at the Closing and (iii) up to $150 million payable following the Closing, if certain revenue-based milestones are achieved for each of the fiscal years ending December 31, 2022 and December 31, 2023 (the “Milestone Payments”). Each Milestone Payment, if and to the extent earned under the terms of the Acquisition Merger Agreement, will be satisfied through the payment and/or issuance of a combination of cash and shares of Company Class A common stock (valued at $4.86 per share based on the average of the daily volume average weighted price of Company Class A common stock over the period of 30 trading days ended January 12, 2022), with such mix to be determined in Sema4’s sole discretion. The acquisition is expected to close in the first half of 2022, subject to the receipt of the required approval by the Company’s stockholders and the satisfaction of the closing conditions set forth in the Acquisition Merger Agreement.
Acquisition Subscription Agreements and Acquisition PIPE Investment (Private Placement) On January 14, 2022, concurrently with the execution of the Acquisition Merger Agreement, the Company entered into subscription agreements for a private placement financing to issue and sell $200 million in Class A common stock at a price of $4.00 per share to a syndicate of institutional investors.